Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Warrants [Abstract]
Outstanding warrants to purchase common stock

	Number of Warrants
	As of September 30, 2012	As of December 31, 2011	Exercise Price	Expiration Dates
Liability-classified warrants
Issued in Series A Preferred Stock offering	6,512,984	3,256,492	$0.25	Oct. 2014
Issued in March 2010 offering	9,835,210	4,917,602	0.25	Mar. 2015
Issued in Series B Preferred Stock offering	19,232,183	9,616,086	0.25	Jul.-Nov. 2015
Issued in Series D Preferred Stock offering	30,893,280	15,446,640	0.25	Dec. 2015-Mar. 2016
Issued in Series E Preferred Stock offering	40,219,600	0	0.30	May –June 2017
Issued with Convertible Notes	14,069,696	0	0.30	June 2017

Subtotal	120,762,953	33,236,820

Equity-classified warrants
Issued in June 2011 equity financing	152,711	152,711	$0.90	June 2016
Issued to placement agents in August 2011 equity financing	1,252,761	1,252,761	0.55	August 2016
Issued in August 2011 equity financing	14,493,310	14,493,310	0.75	August 2016

Subtotal	15,898,782	15,898,782

Total	136,661,735	49,135,602

	Number of Warrants	Exercise Price	Expiration Dates
Liability-classified warrants
Issued in Series A Preferred Stock offering	3,256,492	$0.50	Oct. 2014
Issued in March 2010 offering	4,917,602	0.50	Mar. 2015
Issued in Series B Preferred Stock offering	9,616,086	0.50	Jul.-Nov. 2015
Issued in Series D Preferred Stock offering	15,446,640	0.50	Dec. 2015-Mar. 2016

	33,236,820

Equity-classified warrants
Issued in June 2011 equity financing	152,711	$0.90	June 2016
Issued to placement agents in August 2011 equity financing	1,252,761	0.55	August 2016
Issued in August 2011 equity financing	14,493,310	0.75	August 2016

	15,898,782

Total	49,135,602

Summary of roll forward of the warrants to purchase Common Stock

	Number of shares	Weighted- average exercise price
Outstanding at December 31, 2011	49,135,602	$0.58
Issued	54,290,096	$0.30
Additional warrants issued due to anti-dilution provision	33,236,037	$0.25
Exercised	0	—

Outstanding at September 30, 2012	136,661,735	$0.33

Number of warrants
Outstanding at January 1, 2010	1,168,210
Warrants issued with financing	17,359,983
Additional warrants issued due to anti-dilution provision	12,650,102
Exercised	—

Outstanding at December 31, 2010	31,178,295
Warrants issued with financing	29,148,222
Exercised	(11,190,915)

Outstanding at December 31, 2011	49,135,602

Calculated aggregate fair values and net cash settlement value

	September 30, 2012	December 31, 2011	Net cash settlement as of September 30, 2012(1)
Calculated aggregate value	$6,973	$13,087	$10,963
Exercise price per share of warrant	$0.25-0.30	$0.50	$0.25-0.30
Closing price per share of common stock	$0.16	$0.40	$0.16
Volatility	69%	70%	100	%(2)
Probability of Fundamental Transaction or Delisting	—	45.1%	—
Expected term (years)	3.25	3.7	3.25
Risk-free interest rate	0.41%	0.63%	0.41%
Dividend yield	0%	0%	0%

(1)	Represents the net cash settlement value of the warrant as of September 30, 2012, which value was calculated utilizing the Black-Scholes option-pricing model specified in the warrant.
(2)	Represents the volatility assumption used to calculate the net cash settlement value as of September 30, 2012.

	December 31, 2010	Net cash settlement as of December 31, 2010 (1)
Calculated aggregate value	$8,171,518	$11,450,000
Exercise price per share of warrant	$0.50	$0.50
Closing price per share of common stock	$0.51	$0.51
Volatility	63%	100	%(2)
Expected term (years)	4.7	4.7
Risk-free interest rate	1.8%	1.8%
Dividend yield	0%	0%

(1)	Represents the net cash settlement value of the warrant as of December 31, 2010, which value was calculated utilizing the Black-Scholes option-pricing model specified in the warrant.

(2)	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2010.

	December 31, 2011	Net cash settlement as of December 31, 2011 (1)
Calculated aggregate value	$13,087,000	$8,320,000
Exercise price per share of warrant	$0.50	$0.50
Closing price per share of common stock	$0.40	$0.40
Volatility	70%	100	% (2)
Probability of Fundamental Transaction or Delisting	45.1%	—
Expected term (years)	3.7	3.7
Risk-free interest rate	0.63%	0.63%
Dividend yield	0%	0%

(1)	Represents the net cash settlement value of the warrant as of December 31, 2011, which value was calculated utilizing the Black-Scholes option-pricing model specified in the warrant.

(2)	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2011.